UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2018
Date of reporting period: January 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (90.57%)
CONSUMER DISCRETIONARY – (22.12%)
Automobiles & Components – (3.15%)
Adient PLC	472,520	$30,619,296
Aptiv PLC	70,070	6,648,242
		37,267,538
Consumer Durables & Apparel – (0.14%)
Hunter Douglas N.V. (Netherlands)	18,390	1,625,645
Consumer Services – (6.11%)
New Oriental Education & Technology Group, Inc., ADR (China)	393,300	36,218,997
TAL Education Group, Class A, ADR (China)	460,880	15,010,861
Tarena International, Inc., Class A, ADR (China)	1,572,760	21,043,529
		72,273,387
Media – (4.99%)
Liberty Global PLC, Series C *	151,610	5,421,574
Liberty Latin America Ltd., Class C *	26,490	600,528
Naspers Ltd. - N (South Africa)	185,630	53,003,251
		59,025,353
Retailing – (7.73%)
Amazon.com, Inc. *	35,410	51,376,015
JD.com Inc., Class A, ADR (China)*	510,560	25,134,869
Vipshop Holdings Ltd., Class A, ADR (China)*	907,580	15,002,297
		91,513,181
	Total Consumer Discretionary	261,705,104
ENERGY – (6.17%)
Apache Corp.	458,750	20,584,112
Cabot Oil & Gas Corp.	317,110	8,355,848
Encana Corp. (Canada)	2,695,470	33,369,919
Paramount Resources Ltd., Class A (Canada)*	725,520	10,617,366
	Total Energy	72,927,245
FINANCIALS – (17.94%)
Banks – (6.99%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	178,240	7,163,465
JPMorgan Chase & Co.	207,240	23,971,451
Wells Fargo & Co.	783,200	51,518,896
		82,653,812
Diversified Financials – (8.05%)
Capital Markets – (1.35%)
Noah Holdings Ltd., ADS (China)*	322,030	15,911,502
Consumer Finance – (4.00%)
Capital One Financial Corp.	454,910	47,292,444
Diversified Financial Services – (2.70%)
Berkshire Hathaway Inc., Class B *	149,200	31,985,496
		95,189,442
Insurance – (2.90%)
Multi-line Insurance – (2.90%)
Sul America S.A. (Brazil)	5,387,982	34,330,206
	Total Financials	212,173,460
HEALTH CARE – (2.44%)
Health Care Equipment & Services – (2.44%)
Aetna Inc.	91,520	17,097,766

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Diplomat Pharmacy, Inc. *	435,650	$11,758,194
	Total Health Care	28,855,960
INDUSTRIALS – (17.52%)
Capital Goods – (11.97%)
Brenntag AG (Germany)	23,210	1,504,791
Ferguson PLC (United Kingdom)	344,954	26,624,591
Johnson Controls International PLC	699,500	27,371,435
Safran S.A. (France)	281,770	31,813,673
Schneider Electric SE (France)	156,320	14,649,086
United Technologies Corp.	287,090	39,621,291
		141,584,867
Transportation – (5.55%)
CAR Inc. (China)*	11,746,900	9,745,723
FedEx Corp.	54,100	14,200,168
InterGlobe Aviation Ltd. (India)	1,173,585	22,393,671
ZTO Express (Cayman) Inc., Class A, ADR (China)*	1,218,357	19,262,224
		65,601,786
	Total Industrials	207,186,653
INFORMATION TECHNOLOGY – (20.16%)
Software & Services – (16.16%)
58.com Inc., Class A, ADR (China)*	6,200	495,256
Alibaba Group Holding Ltd., ADR (China)*	260,190	53,154,215
Alphabet Inc., Class A *	8,773	10,371,616
Alphabet Inc., Class C *	51,323	60,044,831
ANGI Homeservices Inc., Class A *	868,590	11,604,362
ASAC II L.P. *(a)(b)	35,352	33,984
Baidu, Inc., Class A, ADR (China)*	26,250	6,481,650
Facebook Inc., Class A *	83,760	15,653,907
Fang Holdings Ltd., Class A, ADR (China)*	5,517,696	28,802,373
Quotient Technology Inc. *	380,140	4,485,652
		191,127,846
Technology Hardware & Equipment – (4.00%)
Hollysys Automation Technologies Ltd. (China)	1,867,363	47,374,999
	Total Information Technology	238,502,845
MATERIALS – (4.22%)
Akzo Nobel N.V. (Netherlands)	199,199	18,652,532
Axalta Coating Systems Ltd. *	413,700	13,031,550
LafargeHolcim Ltd. (Switzerland)	298,036	18,268,209
	Total Materials	49,952,291
TOTAL COMMON STOCK – (Identified cost $745,452,365)		1,071,303,558
PREFERRED STOCK – (5.94%)
CONSUMER DISCRETIONARY – (5.94%)
Retailing – (5.94%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	479,462	23,905,831
Didi Chuxing Joint Co., Series B (China)*(a)(b)	63,325	3,157,366
Grab Inc., Series F (Singapore)*(a)(b)	2,398,770	13,293,767

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2018 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (CONTINUED)
CONSUMER DISCRETIONARY – (CONTINUED)
Retailing – (Continued)
	Grab Inc., Series G (Singapore)*(a)(b)	1,881,391	$10,426,500
	Mobike Ltd., Series F (China)*(a)(b)	1,698,919	19,427,309
		Total Consumer Discretionary	70,210,773
	TOTAL PREFERRED STOCK – (Identified cost $58,433,686)		70,210,773
SHORT-TERM INVESTMENTS – (3.41%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 02/01/18, dated 01/31/18, repurchase value of $5,041,186 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-01/01/48, total market value $5,141,820)	$5,041,000	5,041,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $8,107,306 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.00%, 07/05/18-02/15/22, total market value $8,269,140)	8,107,000	8,107,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $21,174,800 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.753%-5.00%, 08/01/20-02/01/48, total market value $21,597,480)	21,174,000	21,174,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.35%, 02/01/18, dated 01/31/18, repurchase value of $6,050,227 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.50%, 02/01/33-02/01/48, total market value $6,171,000)	6,050,000	6,050,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $40,372,000)		40,372,000
	Total Investments – (99.92%) – (Identified cost $844,258,051) – (c)		1,181,886,331
	Other Assets Less Liabilities – (0.08%)		949,414
	Net Assets – (100.00%)		$1,182,835,745

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $70,244,757 or 5.94% of the Fund's net assets as of January 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

(c)	Aggregate cost for federal income tax purposes is $845,407,772. At January 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$346,853,659
	Unrealized depreciation		(10,375,100)
	Net unrealized appreciation		$336,478,559

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (87.70%)
CONSUMER DISCRETIONARY – (24.55%)
Consumer Durables & Apparel – (1.39%)
Hunter Douglas N.V. (Netherlands)	35,103	$3,103,047
Consumer Services – (9.01%)
New Oriental Education & Technology Group, Inc., ADR (China)	101,690	9,364,632
TAL Education Group, Class A, ADR (China)	125,520	4,088,186
Tarena International, Inc., Class A, ADR (China)	499,720	6,686,254
		20,139,072
Media – (6.20%)
Naspers Ltd. - N (South Africa)	48,550	13,862,564
Retailing – (7.95%)
Ctrip.com International, Ltd., ADR (China)*	67,730	3,168,409
JD.com Inc., Class A, ADR (China)*	183,300	9,023,859
Vipshop Holdings Ltd., Class A, ADR (China)*	337,620	5,580,859
		17,773,127
	Total Consumer Discretionary	54,877,810
ENERGY – (5.17%)
Encana Corp. (Canada)	621,450	7,693,551
Paramount Resources Ltd., Class A (Canada)*	124,370	1,820,049
Seven Generations Energy Ltd., Class A (Canada)*	146,000	2,035,691
	Total Energy	11,549,291
FINANCIALS – (10.71%)
Banks – (0.83%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	45,990	1,848,338
Diversified Financials – (5.40%)
Capital Markets – (4.57%)
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	554,760	4,541,162
Noah Holdings Ltd., ADS (China)*	114,820	5,673,256
		10,214,418
Diversified Financial Services – (0.83%)
Groupe Bruxelles Lambert S.A. (Belgium)	11,200	1,319,340
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	543,652
		1,862,992
		12,077,410
Insurance – (4.48%)
Multi-line Insurance – (4.48%)
Sul America S.A. (Brazil)	1,572,869	10,021,733
	Total Financials	23,947,481
HEALTH CARE – (3.77%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.77%)
Novartis AG, ADR (Switzerland)	50,690	4,565,142
Roche Holding AG - Genusschein (Switzerland)	15,650	3,858,063
	Total Health Care	8,423,205
INDUSTRIALS – (21.96%)
Capital Goods – (15.51%)
Brenntag AG (Germany)	33,750	2,188,138
Ferguson PLC (United Kingdom)	134,187	10,356,958
Meggitt PLC (United Kingdom)	443,916	2,925,824
Safran S.A. (France)	99,550	11,239,845

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	84,930	$7,958,975
		34,669,740
Transportation – (6.45%)
CAR Inc. (China)*	3,055,500	2,534,972
InterGlobe Aviation Ltd. (India)	421,287	8,038,755
ZTO Express (Cayman) Inc., Class A, ADR (China)*	243,358	3,847,490
		14,421,217
	Total Industrials	49,090,957
INFORMATION TECHNOLOGY – (14.19%)
Software & Services – (9.41%)
58.com Inc., Class A, ADR (China)*	3,340	266,799
Alibaba Group Holding Ltd., ADR (China)*	61,590	12,582,221
Baidu, Inc., Class A, ADR (China)*	10,445	2,579,079
Fang Holdings Ltd., Class A, ADR (China)*	1,074,670	5,609,778
		21,037,877
Technology Hardware & Equipment – (4.78%)
Hollysys Automation Technologies Ltd. (China)	421,530	10,694,216
	Total Information Technology	31,732,093
MATERIALS – (7.35%)
Akzo Nobel N.V. (Netherlands)	50,058	4,687,315
LafargeHolcim Ltd. (Switzerland)	108,557	6,654,035
Linde AG (Germany)	20,830	5,084,367
	Total Materials	16,425,717
TOTAL COMMON STOCK – (Identified cost $146,623,999)		196,046,554
PREFERRED STOCK – (6.60%)
CONSUMER DISCRETIONARY – (6.60%)
Retailing – (6.60%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,505	6,407,221
Grab Inc., Series F (Singapore)*(a)(b)	549,889	3,047,435
Grab Inc., Series G (Singapore)*(a)(b)	286,316	1,586,737
Mobike Ltd., Series F (China)*(a)(b)	325,159	3,718,226
	Total Consumer Discretionary	14,759,619
TOTAL PREFERRED STOCK – (Identified cost $11,641,543)		14,759,619
SHORT-TERM INVESTMENTS – (5.42%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 02/01/18, dated 01/31/18, repurchase value of $1,514,056 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-01/01/48, total market value $1,544,280)	$1,514,000	1,514,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $2,435,092 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.00%, 07/05/18-02/15/22, total market value $2,483,700)	2,435,000	2,435,000

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $6,359,240 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 07/01/27-01/01/48, total market value $6,486,180)	$6,359,000	$6,359,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.35%, 02/01/18, dated 01/31/18, repurchase value of $1,817,068 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.50%, 05/01/26-02/01/48, total market value $1,853,340)	1,817,000	1,817,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,125,000)	12,125,000
		Total Investments – (99.72%) – (Identified cost $170,390,542) – (c)	222,931,173
		Other Assets Less Liabilities – (0.28%)	625,123
		Net Assets – (100.00%)	$223,556,296

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $14,759,619 or 6.60% of the Fund's net assets as of January 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

(c)	Aggregate cost for federal income tax purposes is $170,661,134. At January 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$55,195,345
		Unrealized depreciation	(2,925,306)
		Net unrealized appreciation	$52,270,039

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2018 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$261,705,104	$54,877,810
Energy	72,927,245	11,549,291
Financials	212,173,460	23,947,481
Health Care	28,855,960	8,423,205
Industrials	207,186,653	49,090,957
Information Technology	238,468,861	31,732,093
Materials	49,952,291	16,425,717
Total Level 1	1,071,269,574	196,046,554
Level 2 – Other Significant Observable Inputs:
Short-term securities	40,372,000	12,125,000
Total Level 2	40,372,000	12,125,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	70,210,773	14,759,619
Information Technology	33,984	–
Total Level 3	70,244,757	14,759,619
Total Investments	$1,181,886,331	$222,931,173

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended January 31, 2018.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2018:

	Davis Global	Davis International
	Fund	Fund
Investment Securities:
Beginning balance	$51,399,854	$11,179,202
Cost of purchases	19,427,309	3,718,226
Net change in unrealized appreciation (depreciation)	(582,406)	(137,809)
Ending balance	$70,244,757	14,759,619

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2018	$(582,406)	$(137,809)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2018 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

Fund	Investments at Value	Fair Value at January 31, 2018	Valuation Technique	Unobservable Input(s)	Amount(s) or Range	Impact to Valuation from an Increase in Input
Davis Global Fund	Common Stock	$33,984	Discounted Cash Flow	Annualized Yield	2.792%	Decrease

	Preferred Stock	27,063,197	Market Approach	Volume-Weighted Transaction Price	$44.50-$50.9321	Increase

	Preferred Stock	23,720,267	Market Approach	Transaction Price	$5.5419	Increase

	Preferred Stock	19,427,309	Market Approach	Transaction Price	$11.4351	Increase
		$70,244,757

Davis International Fund	Preferred Stock	$6,407,221	Market Approach	Volume-Weighted Transaction Price	$44.50-$50.9321	Increase

	Preferred Stock	4,634,172	Market Approach	Transaction Price	$5.5419	Increase

	Preferred Stock	3,718,226	Market Approach	Transaction Price	$11.4351	Increase
		$14,759,619

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 29, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: March 29, 2018